Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Government Grants
Reversal of provision recognized				€ 25,059
GSK
Disclosure Of Government Grants
Compensation consist for set-up activities	€ 20,500
Compensation consist of Manufacturing Interim Period Reimbursable Expenses	12,000
German Federal Ministry of Education and Research
Disclosure Of Government Grants
Grants received and deferred	0	€ 16,560
Coalition for Epidemic Preparedness Innovations
Disclosure Of Government Grants
Maximum grant | $					$ 15,300	$ 8,300
Income from release of governmental contract liabilities	6	€ 15
Grants received and deferred	1,282			1,288
Bill & Melinda Gates Foundation (BMGF)
Disclosure Of Government Grants
Income from release of governmental contract liabilities	63		$ 191
Grants received and deferred	€ 1,816			€ 1,879